ORGANIZATION AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2020
ORGANIZATION AND BASIS OF PRESENTATION
Schedule of Subsidiaries

			Percentage of
	Date of	Place of	ownership by
Entities	establishment/acquisition	establishment	the Company	Principal activities
Subsidiaries
Ascendium Group Limited (“Ascendium”)	September 10, 2007	British Virgin Islands (“BVI”)	100%	Investment holding
China Medical Services Holdings Limited (“CMS Holdings”)	July 18, 2008	Hong Kong	100%	Investment holding
King Cheers Holdings Limited (“King Cheers”)	May 18, 2001	Hong Kong	100%	Investment holding
Shenzhen Aohua Medical Technology Development Co., Ltd. (“Aohua Technology ”)**	February 21, 2008	PRC	49.44%	Leasing of medical equipment and provision of management services
Shanghai Medstar Financial Leasing Company Limited ("Shanghai Medstar")	March 21, 2003	PRC	100%	Leasing of medical equipment and provision of management services
Meizhong Jiahe Medical Science & Technology Development Group Co., Ltd. (“Meizhong Jiahe”) *	July 23, 2008	PRC	49.44%	Provision of management services
Beijing Yundu Internet Technology Co., Ltd. (“Yundu”)**	July 26, 2007	PRC	49.44%	Provision of management services
Tianjin Concord Medical Technology Limited (“Tianjin Concord Medical”)	April 22, 2010	PRC	100%	Leasing of medical equipment and provision of management services
Guangzhou Concord Cancer Center Co., Ltd ("Guangzhou Concord Cancer Hospital")**	June 29, 2011	PRC	39.55%	Medical treatment and service business
CCM (Hong Kong) Medical Investments Limited (“CCM (HK)”)	June 03, 2013	Hong Kong	100%	Investment holding
Shanghai Concord Cancer Center Co., Ltd (“SHC”)**	March 17, 2014	PRC	49.75%	Medical treatment and service business
Datong Meizhong Jiahe Cancer Center (“DTMZ”)**	October 23, 2014	PRC	49.44%	Medical treatment and service business
Wuxi Concord Medical Development Ltd. ("Wuxi Concord”)	December 29, 2015	PRC	100%	Provision of management services

			Percentage of
	Date of	Place of	ownership by
Entities	establishment/acquisition	establishment	the Company	Principal activities
Beijing Concord Medical Technology Ltd.(“BJCMT”)	January 4, 2016	PRC	100%	Provision of management services
Guofu Huimei (Tianjin) Investment Management Partnership Firm (LP) (“Guofu Huimei”) (note 4)	October 8, 2018	PRC	100%	Investment holding
Beijing Century Friendship Science & Technology Development Co., Ltd (“Beijing Century Friendship”) (note 4)**	October 8, 2018	PRC	49.44%	Provision of management services and investment holding
Beijing Proton Medical Center Co., Ltd (“BPMC”) (note 4)	October 8, 2018	PRC	52.19%	Medical treatment and service business
Shanghai Meizhong Jiahe Cancer Center Co., Ltd. (“CMCC”) (note 4)**	October 8, 2018	PRC	46.30%	Medical treatment and service business
Tianjin Jiatai Entity Management Limited Partnership ("Tianjin Jiatai") (note 4)	November 18,2019	PRC	100%	Investment holding
Shanghai Rongchi Medical Management Limited ("SH Rongchi") (note 4)	November 18,2019	PRC	100%	Investment holding and provision of management services
Oriental Light Group Limited ("Oriental") (note 4)	November 18,2019	BVI	100%	Investment holding
Shanghai Meizhong Jiahe Imaging Diagnostic Center Co., Ltd. ("SH MZJH") (note 4)	November 18,2019	PRC	89.10%	Medical treatment and service business
Wuxi Meizhong Jiahe Cancer Center Co., Ltd. ("Wuxi MZJH") (note 4)	November 18,2019	PRC	98.64%	Medical treatment and service business
Heze Meizhong Jiahe Cancer Center Co., Ltd. ("Heze MZJH") (note 4)	November 18,2019	PRC	100%	Medical treatment and service business
US Proton Therapy Holdings Limited (“Proton BVI”)	May 16, 2011	BVI	100%	Investment holding
US Proton Therapy Holdings Limited (“US Proton”)	June 29, 2011	United States of America	100%	Investment holding
Concord Medical Services (International) Pte. Ltd. (“China Medstar”) (formerly known as China Medstar Pte. Limited)	August 8, 2003	Singapore	100%	Investment holding
Guangzhou New Spring Hospital Management Ltd. ("New Spring Management")	April 21, 2020	China	70%	Investment holding
Guangzhou New Spring Medical Cancer Ltd ("New Spring Clinic")	April 21, 2020	China	70%	Medical treatment and service business

*  On March 26, 2018, July 10, 2018 and on April 7, 2020, the Group entered into agreements with CICC Capital Management Company Limited (“CICC Capital”), a wholly-owned subsidiary of China International Capital Corporation Limited (“CICC”), together with six other investors (“Other Investors”) and CITIC Industrial Investment Group Limited (“CITIC Industrial”). Pursuant to the agreements, CICC Capital, Other Investors and CITIC Industrial make a strategic investment and subscribe new issued 60,000,000, 40,000,000 and 38,888,888 shares of the Group’s subsidiary MHM, with total consideration of RMB1,500,000 and RMB700,000.